SUBSEQUENT EVENTS (Details)	12 Months Ended
Dec. 31, 2022 MW
IfrsStatementLineItems [Line Items]
Installed capacity (MW)	3,601
Cemiggt [Member] | C G H Bom Jesus Do Galho [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1931
Installed capacity (MW)	0.36
Physical guarantee (MWm)	0.13
Commercial Operation Status	Out of operation
Site	Minas Gerais
Cemiggt [Member] | C G H Xicao [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1942
Installed capacity (MW)	1.81
Physical guarantee (MWm)	0.61
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Sumidouro [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1954
Installed capacity (MW)	2.12
Physical guarantee (MWm)	0.53
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | P C H Sao Bernardo [Member]
IfrsStatementLineItems [Line Items]
Ledger	Concession
Beginning of the operation	1948
Installed capacity (MW)	6.82
Physical guarantee (MWm)	3.42
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Santa Marta [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1944
Installed capacity (MW)	1.00
Physical guarantee (MWm)	0.58
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Santa Luzia [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1958
Installed capacity (MW)	0.70
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Salto Morais [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1957
Installed capacity (MW)	2.39
Physical guarantee (MWm)	0.60
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | P C H Riode Pedras [Member]
IfrsStatementLineItems [Line Items]
Ledger	Concession
Beginning of the operation	1928
Installed capacity (MW)	9.28
Physical guarantee (MWm)	2.15
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Pissarrao [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1925
Installed capacity (MW)	0.80
Physical guarantee (MWm)	0.55
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Lages [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1955
Installed capacity (MW)	0.68
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Jacutinga [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1948
Installed capacity (MW)	0.72
Physical guarantee (MWm)	0.57
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Anil [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1964
Installed capacity (MW)	2.06
Physical guarantee (MWm)	1.10
Commercial Operation Status	In operation
Site	Minas Gerais
Horizontes [Member] | C G H Saltodo Paraopeba [Member]
IfrsStatementLineItems [Line Items]
Ledger	Authorization
Beginning of the operation	1955
Installed capacity (MW)	2.46
Physical guarantee (MWm)	2.21
Commercial Operation Status	Out of operation
Site	Minas Gerais
Horizontes [Member] | C G H Salto Passo Velho [Member]
IfrsStatementLineItems [Line Items]
Ledger	Authorization
Beginning of the operation	2001
Installed capacity (MW)	1.80
Physical guarantee (MWm)	1.64
Commercial Operation Status	In operation
Site	Santa Catarina
Horizontes [Member] | P C H Salto Voltao [Member]
IfrsStatementLineItems [Line Items]
Ledger	Authorization
Beginning of the operation	2001
Installed capacity (MW)	8.20
Physical guarantee (MWm)	7.36
Commercial Operation Status	In operation
Site	Santa Catarina